Commitments and Contingencies (Other Commitments) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Other commitments, future minimum payments under those commitments
2016	$ 26,644
2017	26,644
2018	22,269
2019	11,644
2020	10,673
2021 and after	5,660
Total	$ 103,534